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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number   811-9052
                                  ----------------------

                  Southeast Interactive Technology Fund I, LLC
            -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                630 Davis Drive
                                   Suite 220
                                Morrisville, NC           27560
            -------------------------------------------------------
            (Address of principal executive offices)    (Zip code)

    _______________________________________________________________________
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (919) 558-8324
                                                   ----------------------

Date of fiscal year end:  December 31
                        -----------------

Date of reporting period:  6-30-2003
                         ----------------
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ITEM 1.  REPORTS TO STOCKHOLDERS.


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August 15, 2003


Dear Shareholder:

Enclosed you will find your copy of the financial statements for Southeast Interactive Technology Fund I, LLC for the six months ended June 30, 2003.

Please feel free to call me with any questions.



                                                     Regards,



                                                     Steve Rakes, CPA
                                                     General Partner/CFO & COO

Company Update:

ARSENAL DIGITAL SOLUTION WORLDWIDE

Arsenal had an excellent quarter. Customers representing $2.4 million in annual revenues closed during the quarter. The Company generated positive EBITDA for the first time in its history in May and should continue to generate increasing positive amounts as they add to their annuity based revenue stream.






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                     SOUTHEAST INTERACTIVE TECHNOLOGY FUND I
                     Statement of Net Assets in Liquidation
                                  June 30, 2003

(UNAUDITED)
ASSETS
Investments (Cost $80,000)                                    $      80,000
Cash and cash equivalents                                               -
Accounts receivable                                                     -
Prepaid expenses                                                        -

                                                              ---------------
Total Assets                                                  $      80,000
                                                              ===============

LIABILITIES
Accrued expenses                                              $     139,065
                                                              ---------------
TOTAL LIABILITIES                                             $     139,065

MEMBERS CAPITAL
Shares, no par value, 244 shares authorized,
  issued and outstanding                                       $   3,328,098
Accumulated undistributed net investment loss                    (1,625,960)
Accumulated unrealized loss on investments                       (1,748,305)
Current year undistributed net investment loss                      (12,898)
Current year realized loss on investments                               -
Current year unrealized loss on investment                              -
                                                              ---------------
TOTAL MEMBERS CAPITAL                                               (59,065)
                                                              ---------------
TOTAL LIABILITIES AND MEMBERS CAPITAL                         $      80,000
                                                              ===============

Net assets (members' capital) value per share
  based on 244 shares authorized, issued and outstanding      $        (242)
                                                              ===============


                                                                         -

* This report has been prepared solely for members of funds affiliated with Southeast Venture Partners, LLC (the "Funds"), and it contains highly confidential and proprietary information and trade secrets that are of independent, economic value to the Funds and their respective general partners and, with respect to information obtained from any of the Funds' portfolio companies, such portfolio company. By accepting this report, the member recipient hereof acknowledges that disclosure of any information contained in this report would cause substantial, irreparable harm to the Funds, their respective general partners and, as applicable, their portfolio companies. By accepting this report, the recipient agrees to keep strictly confidential all of the contents of this report and not to disclose any information contained herein to any person or entity (except as required by law or with the express written consent of the general partner of the applicable Fund) and not to use the information in any way detrimental to any of the Funds or any of their affiliates. Except as expressly set forth above, any reproduction or distribution of this report, or any information contained herein, in whole or in part, is prohibited.

UNAUDITED

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                     SOUTHEAST INTERACTIVE TECHNOLOGY FUND I
                     Statement of Operations in Liquidation
                           Period ended June 30, 2003

(UNAUDITED)
INVESTMENT INCOME
Dividends                                                    $       -
Interest on cash and cash equivalents                                -

                                                            -------------
TOTAL INVESTMENT INCOME                                              -

Expenses
Investment advisory fee                                              -
Professional fees                                               10,000
Other expenses                                                   2,898
                                                            -------------
TOTAL EXPENSES                                                  12,898

                                                            -------------
INVESTMENT LOSS - NET                                          (12,898)
                                                            -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sales of investments                                -
Unrealized loss on investments                                       -
                                                            -------------
Net loss on investments                                              -
                                                            -------------

DECREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ (12,898)
                                                            =============

UNAUDITED

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                     SOUTHEAST INTERACTIVE TECHNOLOGY FUND I
               Statement of Changes in Net Assets in Liquidation
                           Period ended June 30, 2003

(UNAUDITED)
Net assets, January 1, 2003                          $     (46,167)
Capital contributions                                           -
Distributions                                                   -
Net increase (decrease) from operations                    (12,898)
                                                    -----------------
Net assets, March 31, 2003                           $     (59,065)
                                                    =================




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                           SOUTHEAST INT. TECH FUND I
                             Summary of Investments
                                  June 30, 2003

(UNAUDITED)
Investment                                Cost              Valuation
---------------------------------------------------------------------------
Arsenal Digital Solutions
  226,057 shares of Series A            80,000               80,000
  Convertible Preferred Stock
  47,630 Common Stock Warrants              -                     -
---------------------------------------------------------------------------
Elumens Corporation
  9,921 shares of Series A                  -                     -
  Convertible Preferred Stock
  21,645 shares of Series B                 -                     -
  Convertible Preferred Stock
  22,931 Common Stock Warrants              -                     -
---------------------------------------------------------------------------

                                     --------------------------------------
                               Total    80,000               80,000
                                     --------------------------------------



UNAUDITED


Southeast Interactive Technology Fund I, LLC (the "Fund") is a limited liability company organized in the State of North Carolina. The Fund was registered under the Investment Company Act of 1940 on May 26, 1995, as a closed-end non-diversified management investment company. On May 26, 2002, the Fund approved a plan of liquidation. As a result, the Fund has changed its basis of accounting for periods subsequent to May 26, 2002, from the going-concern basis to a liquidation basis. Management intends to liquidate the Fund in 2004.

In accordance with the liquidation basis of accounting, assets are stated at their estimated net realizable value and liabilities are stated at their estimated amounts. Estimates are based upon assumptions, with respect to which there are inherent and substantial uncertainties. The valuations presented in the accompanying Statement of Net Assets in Liquidation represent estimates, based on management's understanding of the present facts and circumstances, of
(a) the realizable values of the assets, (b) the liabilities, and (c) the costs associated with carrying out the liquidation. The actual values, liabilities and costs could be higher or lower than the amounts recorded as of December 31, 2003.
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ITEM 2.  CODE OF ETHICS.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.


ITEM 5.-6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


ITEM 8.  [RESERVED]


ITEM 9.  CONTROLS AND PROCEDURES.


ITEM 10.  EXHIBITS.

          Ex-99.CERT
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                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Southeast Interactive Technology Fund I, LLC
            ---------------------------------------------------
By:  /s/ Steve Rakes
     Steve Rakes
     Chief Financial Officer

Date:  9-08-2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and

Title)*_________________________________________________________

Date______________________________________________________________

By (Signature and

Title)*_________________________________________________________

Date______________________________________________________________

* Print the name and title of each signing officer under his or her signature.